Consolidated Balance Sheets - USD ($)	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Current Assets
Cash and cash equivalents	$ 1,279,256	$ 4,423,965	$ 337,424
Prepaid expenses and other current assets	74,655	18,623
Deferred offering costs	98,715
Prepaid expenses		8,336	35,384
Deposits		1,500	1,500
Other receivable		8,787	22,127
Total Current Assets	1,452,626	4,442,588	396,435
Equipment, net of accumulated depreciation	1,484	721	563
Intangible asset	2,039,417	2,039,417
TOTAL ASSETS	3,493,527	6,482,726	396,998
Current Liabilities
Accounts payable and accrued liabilities	255,632	348,863	529,272
Due to related party	12,825	3,732	2,700
Derivative liability		29,501
Stock payable		639,417
Total Current Liabilities	268,457	1,021,513	531,972
STOCKHOLDERS' EQUITY
Preferred Stock, par value $0.001, 6,250,000 shares authorized, 0, 0, and 0 shares issued and outstanding, as of May 31, 2020, August 31, 2019, and August 31, 2018, respectively
Common Stock, par value $0.001, 18,750,000 shares authorized, 3,733,604, 3,353,616, and 1,750,268 shares issued and outstanding as of May 31, 2020, August 31. 2019, and August 31, 2018, respectively	3,734	3,354	1,750
Additional paid-in capital	11,609,266	10,278,421	2,514,136
Accumulated deficit	(8,438,434)	(4,810,756)	(2,638,580)
Accumulated other comprehensive income (loss)	50,504	(9,806)	(12,280)
Total Stockholders' Equity	3,225,070	5,461,213	(134,974)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,493,527	$ 6,482,726	$ 396,998